DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2020
DISCONTINUED OPERATIONS.
DISCONTINUED OPERATIONS

NOTE 3. DISCONTINUED OPERATIONS

Security Segment

On December 26, 2019, the board of directors and management made the strategic decision to investigate a possible buyer for the Security Segment and if no buyer could be found, cease operations of the Security Segment. We transferred all our Colorado security contracts and employees to a company on January 16, 2020. On February 6, 2020 we cancelled all our security contracts in California. The assets and liabilities classified as discontinued operations for the Security Segment are presented separately in the balance sheet and the operating results for the years ended December 31, 2020 and 2019 are presented as discontinued operations.

Assets and liabilities of discontinued operations for the Security Segment included the following:

	December 31,
	2020	2019
Cash and cash equivalents	$5,551	$77,380
Accounts receivable, net	—	280,058
Prepaid expenses and other current assets	—	17,780
Current assets discontinued operations	5,551	375,218

Property and equipment, net	—	15,584
Noncurrent assets discontinued operations	—	15,584

Accounts payable and accrued expenses	1,513	88,309
Customer deposits	—	60,940
Current liabilities discontinued operations	$1,513	$149,249

A breakdown of the discontinued operations for the Security Segment is presented as follows:

	Year ended December 31,
	2020	2019
Service revenues	$120,207	$2,118,732

Cost of sales	88,541	1,650,823
Selling, general and administrative	83,829	877,795
Professional fees	—	4,219
Depreciation and amortization	2,174	51,654
Total costs and expenses	174,544	2,584,491

Operating loss	(54,337)	(465,759)

Interest expense, net	984	3,422

Net loss from discontinued operations	$(55,321)	$(469,181)

The cash flows related to discontinued operations have not been segregated, and are included in the consolidated statements of cash flows. The following table provides selected information on cash flows related to discontinued operations for the Security Segment for the years ended December 31, 2020 and 2019.

	Year ended December 31,
	2020	2019
Receivables	$280,058	$(2,201)
Prepaids and other	17,780	10,951
Depreciation and amortization	2,174	51,654
Capital expenditures	—	(2,556)
Accounts payable and accrued expenses	(86,796)	10,244
Customer deposits	(60,940)	(20,939)

Consumer Goods Segment

On December 26, 2019, the board of directors and management made the strategic move to cease operations of Chiefton. On December 26, 2019, the board of directors committed to a plan to cease operations of STOA Wellness. We transferred all assets of STOA Wellness to an individual on January 10, 2020, in exchange for the release on the outstanding lease. The assets and liabilities classified as discontinued operations for the Consumer Goods Segment are presented separately in the balance sheet and the operating results for the years ended December 31, 2020 and 2019 are presented as discontinued operations.

Assets and liabilities of discontinued operations for the Consumer Goods Segment included the following:

	December 31,
	2020	2019
Cash and cash equivalents	$—	$25,223
Accounts receivable, net	—	7,836
Prepaid expenses and other current assets	—	14,394
Current assets discontinued operations	—	47,453

Right to use asset	—	83,525
Noncurrent assets discontinued operations	—	83,525

Accounts payable and accrued expenses	53,128	124,468
Operating lease liability - current portion	—	83,525
Current liabilities discontinued operations	$53,128	$207,993

A breakdown of the discontinued operations for the Consumer Goods Segment is presented as follows:

	Year ended December 31,
	2020	2019
Product	$33	$222,220
Total Revenues	33	222,220

Cost of sales	—	223,354
Selling, general and administrative	5,582	833,742
Professional fees	—	110,064
Depreciation and amortization	—	28,897
Impairment of assets	—	232,521
Total costs and expenses	5,582	1,428,578

Operating loss	(5,549)	(1,206,358)

Net loss from discontinued operations	$(5,549)	$(1,206,358)

The cash flows related to discontinued operations have not been segregated, and are included in the consolidated statements of cash flows. The following table provides selected information on cash flows related to discontinued operations for 2020 and 2019.

	Year ended December 31,
	2020	2019
Receivables	$7,836	$13,266
Prepaids and other	14,394	(14,394)
Depreciation and amortization	—	28,897
Capital expenditures	—	(114,384)
Accounts payable and accrued expenses	(71,340)	119,548
Customer deposits	—	(1,300)
Loss on disposal of segment	—	232,521